Other reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other reserves
Beginning balance	¥ 98,701,979	¥ 99,401,619	¥ 102,201,336
Share of other comprehensive loss of an equity method investee		(3,434)	(4,454)
Fair value changes of equity instruments at FVOCI	1,857,400	481,319	280,911
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	539,128	365,216	(1,187,881)
Fair value changes of debt instruments at FVOCI	(132,577)
Foreign currency translation adjustments	1,334,700	(1,387,632)	(1,429,826)
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries			10,366
Share-based compensation	1,963,506	2,252,738	2,589,593
Exercise of share options and vesting of restricted shares and RSUs, net	(147,471)	(348,431)	(75,083)
Transactions with non-controlling interests	2,500		(880)
Repurchase of ordinary shares (b)	(5,448,058)	(4,872,181)	(112,666)
Ending balance	98,204,090	98,701,979	99,401,619
Other reserves
Other reserves
Beginning balance	18,575,526	18,387,891	18,976,676
Share of other comprehensive loss of an equity method investee		(3,434)	(4,454)
Fair value changes of equity instruments at FVOCI	1,857,400	481,319	280,911
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	539,128	365,216	(1,187,881)
Fair value changes of debt instruments at FVOCI	(132,577)
Net provisions for impairment losses on debt instruments at FVOCI	619,237
Foreign currency translation adjustments	(756,710)	150,345	452,806
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries			10,366
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax	(956,937)	(1,800,823)	(804,333)
Transfer of accumulated fair value changes of repurchased preferred shares issued by subsidiaries attributable to changes in the credit risk		443,263
Share-based compensation	1,963,506	2,252,738	2,589,593
Exercise of share options and vesting of restricted shares and RSUs, net	(1,018,986)	(1,748,136)	(1,940,946)
Appropriation to statutory reserves	292,436	47,147	30,777
Transactions with non-controlling interests			(15,624)
Ending balance	20,982,023	18,575,526	18,387,891
Capital reserves
Other reserves
Beginning balance	(43,647)	(43,647)	(28,023)
Transactions with non-controlling interests			(15,624)
Ending balance	(43,647)	(43,647)	(43,647)
Share-based compensation reserve
Other reserves
Beginning balance	12,036,313	11,531,711	10,883,064
Share-based compensation	1,963,506	2,252,738	2,589,593
Exercise of share options and vesting of restricted shares and RSUs, net	(1,018,986)	(1,748,136)	(1,940,946)
Ending balance	12,980,833	12,036,313	11,531,711
Currency translation differences
Other reserves
Beginning balance	6,472,409	6,322,064	5,858,892
Foreign currency translation adjustments	(756,710)	150,345	452,806
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries			10,366
Ending balance	5,715,699	6,472,409	6,322,064
Statutory reserve
Other reserves
Beginning balance	147,252	100,105	69,328
Appropriation to statutory reserves	292,436	47,147	30,777
Ending balance	439,688	147,252	100,105
FVOCI related to equity investments
Other reserves
Beginning balance	(271,692)	1,047,812	1,571,234
Fair value changes of equity instruments at FVOCI	1,857,400	481,319	280,911
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax	(956,937)	(1,800,823)	(804,333)
Ending balance	628,771	(271,692)	1,047,812
FVOCI related to preferred shares
Other reserves
Beginning balance	64,523	(743,956)	443,925
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	539,128	365,216	(1,187,881)
Transfer of accumulated fair value changes of repurchased preferred shares issued by subsidiaries attributable to changes in the credit risk		443,263
Ending balance	603,651	64,523	(743,956)
FVOCI related to debt instruments
Other reserves
Fair value changes of debt instruments at FVOCI	(132,577)
Net provisions for impairment losses on debt instruments at FVOCI	619,237
Ending balance	486,660
Others
Other reserves
Beginning balance	170,368	173,802	178,256
Share of other comprehensive loss of an equity method investee		(3,434)	(4,454)
Ending balance	¥ 170,368	¥ 170,368	¥ 173,802